PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Corporate Bonds 85.2%
Advertising 0.7%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	03/15/33	170	$178,533
Sr. Sec’d. Notes, 144A	7.875	04/01/30	200	208,358
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	1,350	1,364,959
Sr. Sec’d. Notes, 144A	9.500	02/15/33	320	320,495

Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	5.000	08/15/27	770	769,565
				2,841,910
Aerospace & Defense 0.5%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	145	151,079
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	02/01/29	115	119,401
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	300	295,475
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	1,026,378
Sr. Sec’d. Notes, 144A	6.750	08/15/28	450	456,278
				2,048,611
Airlines 1.6%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	475	481,381
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	600	600,480
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	1,745	1,723,291
Gtd. Notes	5.375	03/01/31	375	369,783

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	725	715,294
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	310	290,718
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,340	1,340,268
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	290	280,668
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	1,115	1,126,273
				6,928,156
Apparel 0.6%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	1,375	1,309,813
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,150	1,074,584
				2,384,397
Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	198,918
Sr. Unsec’d. Notes	4.125	08/17/27	200	197,600
Sr. Unsec’d. Notes	4.950	05/28/27	200	200,051
Sr. Unsec’d. Notes	7.350	11/04/27	425	438,091

New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	285	307,595

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625%	09/29/28	700	$695,248
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	1,170	1,155,375
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	1,370	1,414,525

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	875	813,487
				5,420,890
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	405	411,889
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	495	506,137
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	51,549

Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes, 144A	6.125	04/15/31	410	414,100
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	635	651,079
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	235	237,510
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,350	2,376,302
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	625	624,678
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	230	230,202
				5,503,446
Banks 0.5%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	650	650,107
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	500	542,509

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	1,000	1,029,090
				2,221,706
Building Materials 1.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	105	102,877
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	150	26,696
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	225	209,002
Griffon Corp., Gtd. Notes	5.750	03/01/28	650	648,507
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	375	279,184
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	650	659,881
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	265	264,717
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.250	08/01/33	15	14,999

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	07/15/30	1,250	$1,193,757
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,175	1,168,190
				4,567,810
Chemicals 1.4%
Celanese US Holdings LLC, Gtd. Notes	1.400	08/05/26	1,150	1,138,267
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	237	201,319
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	200	200,242
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	630	613,343
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	365	385,473
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	370	390,147
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	1,800	1,750,774
Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	201,118
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	500	488,905

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	525	517,146
				5,886,734
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	605	546,902
Commercial Services 4.6%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,760	1,847,209
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	780	802,624
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,750	1,724,152
Sr. Sec’d. Notes, 144A	4.625	06/01/28	950	935,750
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	450	430,030
Gtd. Notes, 144A	6.500	01/15/31	880	875,557
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	583	581,741
Gtd. Notes, 144A	5.750	07/15/27	1,082	1,082,266

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	1,015	1,015,496
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,000	965,538
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	1,165	1,195,204
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	950	951,781
Gtd. Notes, 144A	6.625	06/15/29	905	927,383
Gtd. Notes, 144A	7.000	06/15/30	1,060	1,103,175

Hertz Corp. (The), Sr. Sec’d. Notes, 144A	12.625	07/15/29	290	273,969
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	425	423,789

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500%	04/15/29	750	$746,271
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	975	922,399
Gtd. Notes	4.000	07/15/30	300	287,581
Gtd. Notes	4.875	01/15/28	100	99,798
Sec’d. Notes	3.875	11/15/27	750	739,267

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	915	965,184
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	875	895,240
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/30	230	236,796
				20,028,200
Computers 1.0%
Crowdstrike Holdings, Inc., Gtd. Notes	3.000	02/15/29	800	762,486
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	930	941,500
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	675	718,175
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,077,276
Gtd. Notes, 144A	5.125	04/15/29	900	874,467
				4,373,904
Cosmetics/Personal Care 0.1%
Edgewell Personal Care Co., Gtd. Notes, 144A	4.125	04/01/29	225	214,959
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	338	333,576
				548,535
Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	350	343,650
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	350	365,989
				709,639
Diversified Financial Services 7.1%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	415	424,338
Gtd. Notes, 144A	7.750	04/15/30	1,410	1,458,906

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	235	240,139
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	265	269,402
Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	213,101
Sr. Sec’d. Notes, 144A	9.250	04/01/29	819	857,105
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	1,415	1,364,524
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	880	911,606
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	1,128	1,137,644

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
GGAM Finance Ltd. (Ireland), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.000%	06/15/28	1,275	$1,326,484
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	115	97,293
Gtd. Notes, 144A	6.875	02/15/31	365	303,264
Gtd. Notes, 144A	9.250	12/01/28	335	316,575
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	295	250,700
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	275	246,307

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	425	413,828
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	645	665,423
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	1,775	1,734,745
Sr. Unsec’d. Notes	5.000	03/15/27	1,175	1,166,047
Sr. Unsec’d. Notes	6.750	06/15/26	800	801,477
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	375	369,845
Gtd. Notes	3.875	09/15/28	1,275	1,232,499
Gtd. Notes	5.375	11/15/29	1,573	1,544,835
Gtd. Notes	6.125	05/15/30	420	418,462
Gtd. Notes	6.625	01/15/28	400	405,534
Gtd. Notes	6.750	03/15/32	1,675	1,674,693
Gtd. Notes	6.750	09/15/33	75	73,778

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	220	218,995
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	2,100	2,004,309
Gtd. Notes, 144A	7.125	11/15/30	275	278,368
Gtd. Notes, 144A	7.875	12/15/29	450	467,338
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	975	990,724
Gtd. Notes, 144A	8.875	01/31/30	165	170,578
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	1,320	1,340,243
Gtd. Notes, 144A	6.500	08/01/29	220	224,417
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,262	1,250,711
Gtd. Notes, 144A	3.625	03/01/29	1,525	1,460,448
Gtd. Notes, 144A	3.875	03/01/31	1,475	1,369,945

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	04/15/29	175	166,851
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	295	274,007
Gtd. Notes, 144A	6.625	02/01/30	355	340,750
				30,476,238
Electric 3.3%
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,357	1,359,614
Gtd. Notes, 144A	3.375	02/15/29	1,050	1,002,630
Gtd. Notes, 144A	3.875	02/15/32	25	23,098
Gtd. Notes, 144A	5.250	06/15/29	2,275	2,266,337

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	1,750	1,740,458
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	2,025	1,989,494
Gtd. Notes, 144A	5.000	07/31/27	3,975	3,974,995

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

VoltaGrid LLC, Sec’d. Notes, 144A	7.375%	11/01/30	1,990	$2,065,960
				14,422,586
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	950	913,900
Gtd. Notes, 144A	4.750	06/15/28	650	641,289
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	265	265,061
Gtd. Notes, 144A	6.375	03/15/29	255	260,350
Gtd. Notes, 144A	7.250	06/15/28	1,100	1,103,410
				3,184,010
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	700	678,762
Engineering & Construction 0.1%
TopBuild Corp., Gtd. Notes, 144A	5.625	01/31/34	265	268,368
Entertainment 3.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	3,575	3,450,073
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,750	1,776,084

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	375	374,213
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	325	318,150
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	550	537,092

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,475	1,442,295
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31	430	426,026
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	325	308,927
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,150	1,149,191

Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	530	539,176
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	650	547,588
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	1,040	1,107,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	700	695,408
Gtd. Notes, 144A	7.125	02/15/31	300	317,840
				12,990,023
Environmental Control 1.5%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31	1,225	1,247,199
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	1,025	999,447
Gtd. Notes, 144A	4.375	08/15/29	920	898,527
Gtd. Notes, 144A	4.750	06/15/29	475	469,632

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125%	06/30/28		590	$581,591
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		800	798,191

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		1,725	1,650,011
					6,644,598
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		215	213,927
Gtd. Notes, 144A	5.625	03/31/32		745	735,909
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		700	675,617
Sr. Sec’d. Notes, 144A	8.000	09/15/28		470	466,176
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	278	311,088
Sr. Sec’d. Notes	8.125	05/14/30	GBP	400	502,797
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		225	215,585
Gtd. Notes, 144A	4.875	05/15/28		350	348,132
					3,469,231
Forest Products & Paper 0.0%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		150	140,430
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		615	617,493
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		630	671,520
					1,289,013
Healthcare-Services 4.9%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		354	307,734
Sr. Unsec’d. Notes	2.625	08/01/31		477	412,718
Sr. Unsec’d. Notes	3.000	10/15/30		1,025	921,505
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30		1,275	1,203,961
Sr. Sec’d. Notes, 144A	6.000	01/15/29		1,175	1,167,577
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,325	1,229,371
Gtd. Notes, 144A	4.625	06/01/30		4,275	4,138,634
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		850	820,154
Sr. Sec’d. Notes, 144A	8.375	02/15/32		190	199,348
Sr. Sec’d. Notes, 144A	9.875	08/15/30		1,975	2,094,982
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		728	604,239
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		144	134,524

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29		1,640	1,700,217
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		2,050	1,995,938

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.375%	01/15/30	3,900	$3,778,274
Sr. Sec’d. Notes	4.625	06/15/28	300	297,751
				21,006,927
Home Builders 4.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	2,043	1,954,916
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	500	475,891

Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	2,625	2,622,556
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	400	374,028
Gtd. Notes, 144A	6.250	09/15/27	1,272	1,273,475

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	505	495,402
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	1,100	1,118,821
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	775	768,690
KB Home,
Gtd. Notes	4.800	11/15/29	800	784,484
Gtd. Notes	6.875	06/15/27	82	82,904
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	500	474,709
Gtd. Notes	4.950	02/01/28	425	422,573

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	875	832,344
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	460	470,060
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	310	321,190
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,000	987,543
Sr. Unsec’d. Notes	4.750	04/01/29	975	941,929

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	837	867,840
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	875	883,118
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	150	149,395
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	1,900	1,896,227
Gtd. Notes	5.700	06/15/28	325	327,217
				18,525,312
Home Furnishings 0.3%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	1,245	1,219,483
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,995	1,782,133
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	1,900	1,861,351
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	380	396,921

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375%	02/01/32	200	$186,533
				2,444,805
Insurance 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,255	1,258,903
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	285,341
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	1,160	1,174,155
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,025	991,167

Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	715	747,340
Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	775	762,856
HUB International Ltd., Sr. Unsec’d. Notes, 144A	5.625	12/01/29	500	494,807
				5,714,569
Internet 0.8%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	1,170	1,175,775
Gtd. Notes, 144A	7.125	09/30/30	230	233,417
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	600	561,097
Gtd. Notes, 144A	5.250	12/01/27	1,100	1,096,238
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	195	179,742
Sr. Sec’d. Notes, 144A	5.000	05/01/28	285	262,417
				3,508,686
Iron/Steel 1.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,214	1,216,330
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	315	330,130
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	250	241,028
Gtd. Notes, 144A	6.750	04/15/30	545	543,190
Gtd. Notes, 144A	6.875	11/01/29	950	967,795
Gtd. Notes, 144A	7.000	03/15/32	110	109,904
Gtd. Notes, 144A	7.500	09/15/31	465	472,976

Commercial Metals Co., Sr. Unsec’d. Notes	4.125	01/15/30	325	311,448
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	230	228,236
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	300	310,978
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	755	783,313
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	150	154,494
				5,669,822
Leisure Time 1.5%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	2,015	2,003,360
Gtd. Notes, 144A	5.750	03/15/30	425	431,158
Gtd. Notes, 144A	5.750	08/01/32	855	859,361

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Carnival Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.000%	08/01/28	144	$140,385

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	400	410,918
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	673	671,318
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	360	358,236
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	278	290,112

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	400	399,508
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	796,760
				6,361,116
Lodging 2.8%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	1,379	1,328,855
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	380	385,356
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,360	3,357,750
Gtd. Notes	5.500	04/15/27	435	435,950
Gtd. Notes	6.125	09/15/29	1,350	1,368,637

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	750	738,492
Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	250	247,531
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	1,000	1,000,403
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	2,425	2,415,543
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	925	919,578
				12,198,095
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	950	943,732
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	150	148,205
				1,091,937
Machinery-Diversified 0.4%
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	475	479,147
Gtd. Notes, 144A	6.250	04/15/29	170	172,389

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	940,239
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	200	199,186
				1,790,961
Media 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	675	664,721
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	2,035	2,013,636

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	1,040	$1,039,915
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	120,010
Gtd. Notes, 144A	4.125	12/01/30	200	119,276
Gtd. Notes, 144A	5.375	02/01/28	200	149,185
Gtd. Notes, 144A	5.500	04/15/27	1,400	1,181,250
Gtd. Notes, 144A	6.500	02/01/29	200	124,099
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	70,582
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	105,876
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	22,989
Gtd. Notes	7.375	07/01/28	75	73,291
Gtd. Notes	7.750	07/01/26	3,145	3,135,825

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	340	350,719
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	375	406,701
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	275	279,687
Sr. Sec’d. Notes, 144A	10.500	07/15/29	90	95,535

Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33	425	428,334
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%	9.250	03/25/30	70	57,060
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	51,769
Sirius XM Radio LLC, Gtd. Notes, 144A	5.000	08/01/27	1,224	1,221,003
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/29	350	334,300
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,025	988,131
				13,033,894
Mining 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	450	471,432
Unsec’d. Notes, 144A	11.500	10/01/31	395	427,285

Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	195	202,006
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	650	646,584
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	240	247,355

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	750	750,435
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	8.625	06/01/31	1,425	1,483,810
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	795	796,908
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	1,555	1,490,178
Gtd. Notes, 144A	6.875	01/30/30	320	327,977

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	245	250,814

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500%	04/01/31	885	$926,639
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	675	705,166
				8,726,589
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	300	306,755
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	600	614,727
				921,482
Oil & Gas 5.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	770	803,998
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	800	917,150
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	2,282	2,210,341
Gtd. Notes, 144A	6.750	03/01/29	750	748,991
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	100	100,550
Gtd. Notes, 144A	9.750	10/15/30	275	293,714

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	710	749,015
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	925	924,712
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	235	234,113
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	150	148,364
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	925	929,518
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	200	211,066
Gtd. Notes, 144A	9.125	01/31/30	950	997,702
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	176	173,041
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	211	207,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	176	173,040
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	53	51,911

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	1,155	1,202,062
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	935	942,134
SM Energy Co.,
Gtd. Notes	6.625	01/15/27	700	700,250
Gtd. Notes, 144A	5.000	10/15/26	800	799,411
Gtd. Notes, 144A	6.750	08/01/29	215	220,567
Gtd. Notes, 144A	8.625	11/01/30	500	529,004
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	280	280,915
Gtd. Notes, 144A	7.000	05/01/29	480	495,419
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	721	706,095
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	2,024	2,024,904
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	96	94,249
Gtd. Notes	4.500	04/30/30	400	388,536
Gtd. Notes	5.875	03/15/28	75	75,084

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.000%	09/15/28		970	$993,584

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28		262	267,750
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32		175	187,341
Gtd. Notes, 144A	8.250	05/15/29		1,335	1,385,343
Gtd. Notes, 144A	8.500	05/15/31		710	751,450
Sr. Sec’d. Notes, 144A	8.750	02/15/30		739	770,817

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		400	415,668
					23,105,457
Oil & Gas Services 0.4%
Kodiak Gas Services LLC, Gtd. Notes, 144A	5.875	04/01/31		455	458,022
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		310	319,455
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		985	1,060,492
					1,837,969
Packaging & Containers 2.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		700	628,180
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	400	418,702
Sr. Sec’d. Notes, 144A	9.500	12/01/30		687	728,852
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	191,250
Sr. Sec’d. Notes, 144A	6.250	01/30/31		220	221,725

Ball Corp., Gtd. Notes	6.000	06/15/29		620	630,723
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		1,190	1,079,518
Sr. Sec’d. Notes, 144A	6.750	04/15/32		350	329,080
Sr. Sec’d. Notes, 144A	6.875	01/15/30		65	63,696
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		400	386,746
Gtd. Notes, 144A	3.750	02/01/30		150	139,988
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)		358	152,000
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)		285	123,292
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)		198	86,785
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)		915	52,802

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/30		1,480	1,496,032
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33		30	30,697
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30		550	481,987

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750%	12/31/28	1,990	$1,996,513
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	1,125	1,080,201
				10,318,769
Pharmaceuticals 1.1%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	746	770,245
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	125	120,894
Gtd. Notes, 144A	5.125	03/01/30	900	875,446
Gtd. Notes, 144A	6.125	08/01/28	2,200	2,201,330
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	25	21,321
Gtd. Notes, 144A	5.000	02/15/29	25	17,704
Gtd. Notes, 144A	5.250	01/30/30	50	32,500
Gtd. Notes, 144A	5.250	02/15/31	50	29,699
Gtd. Notes, 144A	6.250	02/15/29	25	18,375
Gtd. Notes, 144A	7.000	01/15/28	50	43,876
Sr. Sec’d. Notes, 144A	4.875	06/01/28	215	201,294
Sr. Sec’d. Notes, 144A	11.000	09/30/28	204	211,419

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	225	223,574
				4,767,677
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	825	824,081
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	355	367,295
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	225	223,388
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Sec’d. Notes, 144A	8.125	02/15/29	235	243,753
Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	300	313,601
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	850	828,439
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	265	261,837
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	200	199,525
Gtd. Notes, 144A	6.000	12/31/30	325	326,610
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	430	442,772

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	770	792,605
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	880	869,576
Sr. Sec’d. Notes, 144A	7.000	01/15/30	90	92,651
Sr. Sec’d. Notes, 144A	8.125	06/01/28	435	444,971
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,470	2,696,002
Sr. Sec’d. Notes, 144A	9.875	02/01/32	590	632,920

Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125	12/15/30	1,262	1,301,356
				10,861,382

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.7%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000%	10/01/30	540	$553,673
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	475	495,077
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	225	216,872
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	490	480,166

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,425	1,381,184
				3,126,972
Real Estate Investment Trusts (REITs) 3.5%
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	775	756,425
Gtd. Notes	4.550	10/01/29	450	418,533
Gtd. Notes	6.125	01/15/31	270	251,234
Gtd. Notes	8.875	04/12/29	275	287,999
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	215	219,724
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,291
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	405	406,898
Gtd. Notes, 144A	6.375	08/01/30	750	759,686
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	800	779,941
Sr. Sec’d. Notes, 144A	8.500	02/15/32	150	155,807
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	1,060	1,083,056
Sr. Sec’d. Notes, 144A	4.875	05/15/29	400	388,843
Sr. Sec’d. Notes, 144A	5.875	10/01/28	475	473,914
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	300	294,473
Gtd. Notes, 144A	6.500	04/01/32	225	230,965
Gtd. Notes, 144A	7.250	07/15/28	200	204,540
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	275	276,230
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	645	645,450
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	800	770,143
Sr. Unsec’d. Notes	3.875	02/15/27	2,225	2,211,580
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	355	353,930
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,650	1,643,225
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	50	50,515
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	625	640,059
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	235	241,669
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	700	725,408

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	6.000	01/15/30	120	115,984
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26	726	725,381
				15,135,903
Retail 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	2,400	2,283,000
Sec’d. Notes, 144A	4.375	01/15/28	642	633,770

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	01/15/28		875	$857,500

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		700	630,942
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		625	653,970
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		3,011	3,132,279
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,915	2,117,492
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	200	247,793
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	400,080
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		200	193,625
Sr. Sec’d. Notes, 144A	4.625	01/15/29		450	438,028

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		1,525	1,439,283
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		585	405,267
Sr. Sec’d. Notes, 144A	9.500	06/15/31		405	355,293

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		925	905,895
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27		300	298,205
Gtd. Notes, 144A	5.500	10/01/30		370	368,141
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		825	790,123

Park River Holdings, Inc., Sr. Sec’d. Notes, 144A	8.000	03/15/31		675	679,200
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32		250	257,597
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30		225	227,493
					17,314,976
Semiconductors 0.2%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,000	993,421
Software 1.9%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		365	362,797
Gtd. Notes, 144A	9.250	06/01/30		2,560	2,592,009
Gtd. Notes, 144A	9.750	10/01/31		687	691,256

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28		1,860	1,816,405
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		505	519,695
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		2,025	2,024,806
					8,006,968
Telecommunications 6.4%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27		200	153,500
APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31		720	713,761

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250%	12/15/30	775	$832,499
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	1,390	1,410,871
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	905	938,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	415	437,618
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	875	891,267
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A(x)	7.750	05/15/31	635	633,488
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	25	3
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	34	—

Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	630	642,641
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	150,824
Sec’d. Notes, 144A	6.000	01/15/30	775	779,441
Sec’d. Notes, 144A	6.750	05/01/29	2,100	2,100,000
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,925	1,925,000

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	2,575	2,588,158
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	800	761,117
Gtd. Notes, 144A	3.750	07/15/29	510	481,409

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29	250	241,683
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	2,285	2,285,251
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31	985	976,346
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	2,945	2,897,516
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	825	810,111
Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,260	1,255,768

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	740	782,907
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30	1,935	2,032,991
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	201	200,555
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	602	630,685
				27,553,910
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31	320	317,913
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	1,000	966,271
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	77,648

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc., (cont’d.)
Gtd. Notes, 144A	7.125%	02/01/32	135	$140,899
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,075	1,090,036
				2,592,767

Total Corporate Bonds (cost $366,024,259)				367,186,081
Floating Rate and Other Loans 10.3%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 1 Month SOFR + 3.250%	6.913(c)	10/28/30	274	271,569
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.442(c)	04/01/31	363	359,734
Auto Parts & Equipment 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.152(c)	05/06/30	906	909,375
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.402(c)	01/28/32	871	874,756

First Brands Group LLC, 2021 Second Lien Term Loan	13.070(c)	03/30/28(d)	1,131	498
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%	8.506(c)	11/17/28	259	258,554
Term B Loan, 1 Month SOFR + 5.000%	8.756(c)	11/17/28	650	649,116
				2,692,299
Building Materials 0.2%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.902(c)	07/08/30	244	217,240
Cornerstone Building Brands, Inc., New Term B Loan, 1 Month SOFR + 3.250%	7.024(c)	04/12/28	898	550,207
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	5.902(c)	02/10/32	223	222,835
				990,282
Chemicals 1.1%
ARC Falcon I, Inc. (Canada), Term B Loan, 1 Month SOFR + 4.500%	8.165(c)	04/01/33	1,835	1,713,890
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	8.513(c)	06/28/28	489	460,459
TPC Group, Inc., Initial Term Loan, 1 Month SOFR + 5.750%	9.386(c)	12/16/31	1,658	1,578,306
Venator Finance Sarl,
Initial First Out Term Loan^	13.894(c)	07/16/26(d)	504	378,213
Term Loan^	13.905(c)	10/12/28(d)	749	14,975

Venator Materials LLC, First Out Term B Loan^	14.002(c)	07/16/26(d)	510	382,646
				4,528,489
Commercial Services 0.9%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.902(c)	08/20/32	825	827,182

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Cimpress PLC (Ireland), 2024-2 Refinancing Tranche B-1, 1 Month SOFR + 2.500%	6.152%(c)	05/17/28	953	$954,314
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.669(c)	05/04/28	1,123	1,124,127
MPH Acquisition Holdings LLC,
First Term Out Loan, 1 Month SOFR + 3.750%	7.417(c)	12/31/30	811	809,420
Second Out Term Loan, 1 Month SOFR + 4.600%	8.263(c)	12/31/30	406	361,900
				4,076,943
Computers 0.9%
Bingo Holdings I LLC, Term Loan, 1 Month SOFR + 4.750%	8.450(c)	06/30/32	473	467,308
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.652(c)	03/01/29	3,101	2,725,045
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29	630	628,155
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.500%	6.163(c)	10/16/28	243	241,682
				4,062,190
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.402(c)	08/01/30	342	340,552
Diversified Financial Services 0.0%
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.152(c)	09/15/31	50	49,211
Electric 0.1%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%^	10.700(c)	07/20/28	291	284,772
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.923(c)	11/04/31	405	388,364
Healthcare-Services 0.1%
LifePoint Health, Inc., Term B Loan, 1 Month SOFR + 3.750%	7.423(c)	05/16/31	224	222,678
Holding Companies-Diversified 0.2%
Clue OpCo LLC, Term B Loan, 1 Month SOFR + 4.500%	8.163(c)	12/19/30	737	731,472
Insurance 1.8%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.652(c)	11/06/30	1,806	1,774,813
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.902(c)	06/21/32	4,385	4,302,481

Asurion LLC, New Term B-12 Loan, 1 Month SOFR + 4.250%	7.902(c)	09/19/30	1,892	1,893,520
				7,970,814
Investment Companies 0.3%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500(c)	10/31/29	795	1,119,126

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 1.3%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.673%(c)	10/31/27	415	$315,510
CSC Holdings LLC, 2019 September Term Loan, PRIME + 1.500%	8.250(c)	04/15/27	517	456,005
Radiate Holdco LLC,
Closing Date Term Loan, 3 Month SOFR + 4.000%	7.652(c)	06/26/29	40	39,967
Delayed Draw Term Loan	0.000	06/26/29	40	39,967
First Out Term Loan, 1 Month SOFR + 3.500%	8.767(c)	09/25/29	5,377	4,892,292
				5,743,741
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 1 Month SOFR + 6.500%^	10.200(c)	04/23/30	1,960	1,964,900
Oil & Gas 0.1%
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.411(c)	02/11/30	272	272,476
Packaging & Containers 0.7%
LABL, Inc.,
Interim New Money Dollar Term Loan, 1 Month SOFR + 6.750%	10.428(c)	12/31/26	56	55,820
Term Loan, 1 Month SOFR + 6.750%^	10.455(c)	11/03/26	54	45,305

Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28	3,266	3,072,010
				3,173,135
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.750%	7.502(c)	06/06/31	87	72,615
White Cap Supply Holdings LLC, Tranche Term C Loan, 1 Month SOFR + 3.250%	6.918(c)	10/19/29	100	99,366
				171,981
Software 0.1%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.250%	9.017(c)	07/14/28	791	423,372
Telecommunications 1.0%
Connect Holdings 2 LLC, Delayed Draw Term B Loan	—(p)	04/03/31	540	514,452
Digicel International Finance Ltd. (Jamaica), Initial Term Loan	—(p)	08/09/32	1,259	1,259,237
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	6.902(c)	03/29/32	645	646,380
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	8.267(c)	03/02/29	616	618,306
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.000%	8.767(c)	10/24/29	275	247,546
Second Out Term Loan, 1 Month SOFR + 1.500%	6.000(c)	10/24/31	1,018	664,455

Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.500%	7.282(c)	03/11/30	566	564,730
				4,515,106

Total Floating Rate and Other Loans (cost $47,228,529)				44,353,206

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) 1.4%
U.S. Treasury Notes	3.375%	02/29/28	1,470	$1,457,137
U.S. Treasury Notes	3.500	09/30/26	200	199,797
U.S. Treasury Notes	3.500	03/15/29	2,015	1,992,961
U.S. Treasury Notes	3.625	08/31/29	110	108,909
U.S. Treasury Notes	4.125	02/28/27	300	300,891
U.S. Treasury Notes	4.250	11/30/26	1,840	1,845,534

Total U.S. Treasury Obligations (cost $5,907,933)				5,905,229

	Shares
Common Stocks 1.0%
Chemicals 0.0%
Cornerstone Chemical Co.*^(x)	9,517	47,585
TPC Group, Inc.*	4,927	96,900
Venator Materials PLC*^(x)	2,671	—
		144,485
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg), 144A*	59	354
Oil, Gas & Consumable Fuels 0.7%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,694	121,544
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	38,525	2,764,169
Heritage Power LLC, Litigation Trust Interests*^	44,338	22,169
		2,907,882
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	257	3
Wireless Telecommunication Services 0.3%
Digicel International Finance Ltd. (Jamaica)*	51,487	1,306,483
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	83,927	61,795
Xplore, Inc. (Canada), CVR*^(x)	4,493	—
		1,368,278

Total Common Stocks (cost $6,178,001)		4,421,002
Preferred Stocks 0.0%
Consumer Staples Distribution & Retail 0.0%
LABL, Inc., 12.000%, Maturing 12/31/79	110	110,000
LABL, Inc., 12.000%, Maturing 12/31/79	35	35,000
		145,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	3,350	43,293

Total Preferred Stocks (cost $156,820)		188,293

Total Long-Term Investments (cost $425,495,542)		422,053,811

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Short-Term Investments 1.0%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $4,007,303)(wb)	4,007,303	$4,007,303
Options Purchased*~ 0.0%
(cost $56,770)		51,749

Total Short-Term Investments (cost $4,064,073)		4,059,052

TOTAL INVESTMENTS 98.9% (cost $429,559,615)		426,112,863
Other assets in excess of liabilities(z) 1.1%		4,907,239

Net Assets 100.0%		$431,020,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CVR	Contingent Value Rights
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IBEX	Spanish Stock Index
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,109,946 and 1.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A, 7.750%, 05/15/31	04/22/26	$630,238	$633,488	0.2%
Cornerstone Chemical Co.*^	12/06/23	180,823	47,585	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	197,621	201,319	0.0
Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/17/24-10/24/24	366,995	61,795	0.0

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Venator Materials PLC*^	03/02/21-10/19/23	$5,092,913	$—	0.0%
Xplore, Inc. (Canada), CVR*^	10/24/24	39	—	0.0
Total		$6,468,629	$944,187	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at April 30, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $80,000)	80	$79,934	$—	$(66)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V1, 06/20/31	Put	BARC	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	3,244	$29,571
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	811	7,393
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	1,622	14,785
Total Options Purchased (cost $56,770)								$51,749
Futures contracts outstanding at April 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
239	2 Year U.S. Treasury Notes	Jun. 2026	$49,502,875	$(414,221)
764	5 Year U.S. Treasury Notes	Jun. 2026	82,386,658	(795,442)
238	IBEX 35 Index	Jun. 2026	43,304,100	682,728
				(526,935)
Short Positions:
145	10 Year U.S. Treasury Notes	Jun. 2026	16,036,094	308,519
1	20 Year U.S. Treasury Bonds	Jun. 2026	112,844	4,139
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	115,031	4,811
20	Bloomberg HY Credit	Jun. 2026	2,265,000	(8,942)
				308,527
				$(218,408)
Forward foreign currency exchange contracts outstanding at April 30, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	HSBC	GBP	1,230	$1,659,253	$1,673,647	$14,394	$—
Euro,
Expiring 05/12/26	BOA	EUR	591	692,691	694,039	1,348	—
				$2,351,944	$2,367,686	15,742	—

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	GSI	GBP	1,230	$1,649,013	$1,673,647	$—	$(24,634)
Expiring 06/02/26	HSBC	GBP	1,230	1,659,210	1,673,602	—	(14,392)
Euro,
Expiring 05/12/26	JPM	EUR	591	686,114	694,039	—	(7,925)
Expiring 06/02/26	BOA	EUR	591	693,380	694,722	—	(1,342)
				$4,687,717	$4,736,010	—	(48,293)
						$15,742	$(48,293)
Credit default swap agreement outstanding at April 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	10,826	3.124%	$685,945	$852,679	$166,734
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	35,105	3.303%	1,824,557	2,706,528	881,971
					$2,510,502	$3,559,207	$1,048,705
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).